Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [Line Items]
Net Profit (loss)	$ 32,682	$ 602,935	$ (262,804)
Other comprehensive income (loss) to be reclassified to profit or loss, net of income tax
Net change in unrealized gain (loss) on copper and zinc prices hedge, net of income tax, note 34(a)	(6,232)	10,696	6,678
Net change in unrealized gain (loss) on interest rate hedge, net of income tax, note 34(b)	0	454	1,403
Share of other comprehensive income of associates accounted for using equity method, net of income tax, note 10(d)	3	(101)	(335)
Total other comprehensive income (loss) that will be reclassified to profit or loss, net of income tax	(6,229)	11,049	7,746
Total comprehensive income (loss), net of income tax	26,453	613,984	(255,058)
Comprehensive income (loss) attributable to:
Owners of the parent	16,186	609,211	(259,026)
Non-controlling interest	10,267	4,773	3,968
Total comprehensive income (loss), net of income tax	26,453	613,984	(255,058)
Sociedad Minera Cerro Verde S.A.A
Statement of comprehensive income [Line Items]
Net Profit (loss)	$ 778,964	$ 925,353	$ 1,191,474